Trade receivables (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade Receivables
Balances at the beginning of the period	R$ (45,013)	R$ (32,980)	R$ (14,763)
Additions	(42,708)	(47,819)	(32,081)
Write-offs	43,675	35,786	13,864
Balances at the end of the period	R$ (44,046)	R$ (45,013)	R$ (32,980)